Business combinations - Additional Information (Detail) $ in Thousands		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 01, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 359,048
Consideration payable			16,437
Equity interests of acquirer			184,789
Commitments made by entity to former partners	$ 58,700	$ 58,700
Contingent cosideration	25,775	25,775	$ 25,491	$ 0
Class B common stock
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | shares			11,045,430
M A M Two
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 210,280
Cash Transferred Including Consideration Payable			148,800
Consideration payable			0
Equity interests of acquirer			184,789
Contingent cosideration			$ 25,491
M A M One and M A M Two
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Consideration transferred, acquisition-date fair value			$ 333,600
Consideration payable			16,400
Equity interests of acquirer			184,800
Revenue of acquiree since acquisition date		9,100
Profit (loss) of acquiree since acquisition date		5,300
Revenue of combined entity as if combination occurred at beginning of period		84,700
Profit (loss) of combined entity as if combination occurred at beginning of period		24,200
Acquisition-related costs		8,600
Expense from share-based payment transactions with employees		2,000
M A M One and M A M Two | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Contingent cosideration	$ 0	0
Weighted average cost of capital	13.90%
M A M One and M A M Two | Top of range [member]
Disclosure of detailed information about business combination [line items]
Contingent cosideration	$ 71,100	71,100
Weighted average cost of capital	16.80%
Moneda [Member] | Undiscounted cash flow [Member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Financial liabilities, at fair value	$ 25,500	$ 25,500	$ 25,500